Salaries and payroll taxes - Summary of salaries and payroll taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Provision for bonuses and incentives	$ 17,599	$ 12,102
Salaries and social security contributions	7,521	5,389
Total current	$ 25,120	$ 17,491